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Frederick C. Tedeschi               The Lincoln National Life Insurance Company
Associate General Counsel                                     One Granite Place
Telephone:  (603) 226-5105                         Concord, New Hampshire 03301
Facsimile:   (603) 226-5448

September 6, 2007                                                     VIA EDGAR
                                                                      ---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417;
        811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692,
        333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740;
        811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434;
        811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432;
        811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663,
        333-84360, 333-42479, 333-54338, 333-84370, 333-63940, 333-111137,
        333-111128, 333-118478, 333-118477, 333-145090, 333-139960; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107,
        333-33782, 333-90432, 333-115882, 333-125792, 333-125991, 333-145235,
        333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875,
        333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884,
        333-81882, 333-90438, 333-118482, 333-118481, 333-115883; 811-21028
Lincoln Life & Annuity Flexible Premium Variable Life Account M:
        File No. 333-141782, 333-141788, 333-141789, 333-141785, 333-141790,
        333-141779, 333-141767, 333-141771, 333-141775; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life:
        File No. 333-131780, 333-141784, 333-141786, 333-141768, 333-141772,
        333-141776; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life:
        File No. 333-141777, 333-141773, 333-141769; 811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y:
        File No. 333-141781, 333-141783, 333-141787, 333-141770, 333-141774,
        333-141778; 811-21029
CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780 CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970 Variable Life Account B of ING Life Insurance and Annuity Company:
        File No. 033-75248, 033-76004, 033-76018, 033-64277, 333-27337;
        811-04536

Commissioners:
As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information ("Semi-Annual Report") for the period ending June 30, 2007; for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. We understand that the Underlying Funds have filed or will file their Semi-Annual Reports with the Commission under separate cover. If you have questions or comments, please contact me at (603) 226-5105.

Very truly yours,

/s/ Frederick C. Tedeschi

Frederick C. Tedeschi
Associate General Counsel